Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Financial Services — 0.0%
GPS Newport LLC
(a)
.................. 4,129 $ 74,443
Total Common Stocks — 0.0%
(Cost: $ 74,443 ) ................................. 74,443
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.8%
(b)
BWX Technologies, Inc., 4.13%, 06/30/28 ... USD 1,247 1,215,831
TransDigm, Inc., 6.75%, 08/15/28 ........ 7,021 7,075,756
8,291,587
Automobile Components — 2.9%
(b)
Adient Global Holdings Ltd., 7.00%, 04/15/28 . 1,796 1,823,367
Clarios Global LP, 6.75%, 05/15/28 ....... 2,554 2,590,206
Tenneco, Inc., 8.00%, 11/17/28 ......... 6,214 6,230,547
ZF North America Capital, Inc., 6.88%, 04/14/28 2,431 2,477,460
13,121,580
Automobiles — 2.6%
(b)
Jaguar Land Rover Automotive plc, 5.88%,
01/15/28 ...................... 1,940 1,935,545
Nissan Motor Acceptance Co. LLC
2.75% , 03/09/28 .................. 1,836 1,745,568
2.45% , 09/15/28 .................. 1,028 954,073
7.05% , 09/15/28 .................. 2,624 2,676,075
5.63% , 09/29/28
(c)
................. 2,745 2,728,478
PM General Purchaser LLC, 9.50%, 10/01/28 2,175 1,837,534
11,877,273
Biotechnology — 0.7%
(b)
Emergent BioSolutions, Inc., 3.88%, 08/15/28 1,332 1,230,468
Grifols SA, 4.75%, 10/15/28 ........... 2,169 2,117,137
3,347,605
Broadline Retail — 0.9%
ANGI Group LLC, 3.88%, 08/15/28
(b) (c)
..... 1,319 1,118,704
Getty Images, Inc., 14.00%, 03/01/28
(b)
.... 889 594,515
Match Group Holdings II LLC, 4.63%, 06/01/28
(b)
1,525 1,501,740
Nordstrom, Inc., 6.95%, 03/15/28 ........ 918 938,703
4,153,662
Building Products — 2.8%
Griffon Corp., 5.75%, 03/01/28 .......... 3,346 3,345,600
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 1,807 1,796,275
9.75% , 07/15/28
(c)
................. 768 772,517
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
..................... 3,668 3,664,792
Standard Industries, Inc., 4.75%, 01/15/28
(b)
. 3,327 3,306,456
12,885,640
Capital Markets — 1.5%
Coinbase Global, Inc., 3.38%, 10/01/28
(b) (c)
.. 3,411 3,240,085
FS KKR Capital Corp., 3.13%, 10/12/28
(c)
... 2,781 2,616,754
Prospect Capital Corp., 3.44%, 10/15/28 .... 881 825,305
6,682,144
Chemicals — 5.6%
Celanese US Holdings LLC, 7.35%, 11/15/28
(c) (d)
2,741 2,845,690
Chemours Co. (The), 5.75%, 11/15/28
(b)
.... 1,951 1,941,565
Consolidated Energy Finance SA, 5.63%,
10/15/28
(b)
..................... 2,460 2,375,614
CVR Partners LP, 6.13%, 06/15/28
(b)
...... 1,730 1,726,994
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 2,901 2,858,181
Security
Par (000)
Par (000) Value
Chemicals (continued)
HB Fuller Co., 4.25%, 10/15/28
(c)
........ USD 948 $ 926,877
Herens Holdco SARL, 4.75%, 05/15/28
(b) (c)
.. 1,179 1,053,899
INEOS Finance plc, 6.75%, 05/15/28
(b)
..... 1,323 1,320,357
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 1,716 1,655,061
LSB Industries, Inc., 6.25%, 10/15/28
(b)
.... 1,380 1,376,356
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,250 1,233,096
Olympus Water US Holding Corp., 4.25%,
10/01/28
(b)
..................... 2,634 2,544,081
SCIH Salt Holdings, Inc., 4.88%, 05/01/28
(b)
.. 3,651 3,650,276
25,508,047
Commercial Services & Supplies — 3.9%
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
................. 6,666 6,571,125
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 3,855 3,842,936
Garda World Security Corp., 7.75%, 02/15/28
(b) (c)
1,345 1,364,084
GFL Environmental, Inc., 4.00%, 08/01/28
(b) (c)
. 2,473 2,412,011
Madison IAQ LLC, 4.13%, 06/30/28
(b)
...... 2,156 2,111,601
Williams Scotsman, Inc., 4.63%, 08/15/28
(b)
.. 1,668 1,648,882
17,950,639
Communications Equipment — 0.3%
Viasat, Inc., 6.50%, 07/15/28
(b)
.......... 1,288 1,279,089
Construction & Engineering — 1.1%
Fluor Corp., 4.25%, 09/15/28 ........... 1,677 1,647,864
Railworks Holdings LP, 8.25%, 11/15/28
(b) (c)
.. 995 995,650
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... 2,322 2,285,569
4,929,083
Consumer Finance — 3.6%
Credit Acceptance Corp., 9.25%, 12/15/28
(b)
. 1,842 1,908,667
Enova International, Inc., 11.25%, 12/15/28
(b)
. 1,537 1,613,419
FirstCash, Inc., 4.63%, 09/01/28
(b)
........ 1,578 1,549,538
GGAM Finance Ltd., 8.00%, 06/15/28
(b)
.... 1,838 1,903,138
goeasy Ltd., 9.25%, 12/01/28
(b) (c)
........ 2,019 1,994,160
Navient Corp., 4.88%, 03/15/28
(c)
........ 1,670 1,633,493
OneMain Finance Corp.
6.63% , 01/15/28 .................. 2,492 2,517,289
3.88% , 09/15/28
(c)
................. 1,961 1,895,047
PRA Group, Inc., 8.38%, 02/01/28
(b)
....... 1,277 1,294,151
16,308,902
Consumer Staples Distribution & Retail — 1.4%
(b)
Albertsons Cos., Inc., 6.50%, 02/15/28 ..... 2,481 2,497,444
C&S Group Enterprises LLC, 5.00%, 12/15/28 1,399 1,287,312
United Natural Foods, Inc., 6.75%, 10/15/28 . 992 992,475
US Foods, Inc., 6.88%, 09/15/28 ........ 1,591 1,622,206
6,399,437
Containers & Packaging — 1.7%
Ardagh Metal Packaging Finance USA LLC,
3.25%, 09/01/28
(b)
................ 1,829 1,758,313
Cascades, Inc., 5.38%, 01/15/28
(b)
....... 1,425 1,419,789
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... 1,408 1,364,959
Iris Holding, Inc., 10.00%, 12/15/28
(b) (c)
..... 1,495 1,250,343
Silgan Holdings, Inc., 4.13%, 02/01/28
(c)
.... 1,795 1,769,980
7,563,384
Distributors — 0.8%
(b)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 .............. 2,195 2,161,687
RB Global Holdings, Inc., 6.75%, 03/15/28 .. 1,696 1,714,473
3,876,160
Diversified Consumer Services — 0.3%
Grand Canyon University, 5.13%, 10/01/28
(c)
. 1,259 1,245,594

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs — 0.4%
Uniti Group LP, 4.75%, 04/15/28
(b)
........ USD 1,711 $ 1,705,081
Diversified Telecommunication Services — 2.4%
(b)
Altice Financing SA, 5.00%, 01/15/28 ..... 3,786 2,412,372
CCO Holdings LLC, 5.00%, 02/01/28 ...... 8,584 8,488,746
10,901,118
Electric Utilities — 1.9%
NRG Energy, Inc., 5.75%, 01/15/28 ....... 2,758 2,759,507
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
2,392 2,336,545
PG&E Corp., 5.00%, 07/01/28 .......... 3,393 3,364,172
8,460,224
Entertainment — 0.8%
(b)
Cinemark USA, Inc., 5.25%, 07/15/28 ..... 2,370 2,356,032
Live Nation Entertainment, Inc., 3.75%, 01/15/28 1,512 1,480,473
3,836,505
Financial Services — 1.3%
(b)
Burford Capital Global Finance LLC, 6.25%,
04/15/28
(c)
..................... 1,348 1,328,991
Jefferies Finance LLC, 5.00%, 08/15/28 .... 3,370 3,261,496
LD Holdings Group LLC, 6.13%, 04/01/28 ... 1,821 1,459,922
6,050,409
Food Products — 1.2%
(b)(c)
B&G Foods, Inc., 8.00%, 09/15/28 ....... 2,616 2,560,448
Chobani LLC, 4.63%, 11/15/28 .......... 1,271 1,255,989
Lamb Weston Holdings, Inc., 4.88%, 05/15/28 1,530 1,518,429
5,334,866
Gas Utilities — 0.2%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
... 957 978,551
Ground Transportation — 0.3%
Avis Budget Car Rental LLC, 4.75%, 04/01/28
(b) (c)
1,481 1,457,933
Health Care Equipment & Supplies — 2.5%
(b)
Avantor Funding, Inc., 4.63%, 07/15/28 .... 5,132 5,061,879
Bausch + Lomb Corp., 8.38%, 10/01/28 .... 4,794 4,923,644
Teleflex, Inc., 4.25%, 06/01/28 .......... 1,595 1,564,106
11,549,629
Health Care Providers & Services — 5.4%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
1,388 1,378,720
AdaptHealth LLC, 6.13%, 08/01/28
(b)
...... 1,002 1,002,000
Centene Corp., 2.45%, 07/15/28 ......... 7,483 7,099,773
Encompass Health Corp., 4.50%, 02/01/28 .. 1,230 1,216,750
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. 2,637 2,580,863
Team Health Holdings, Inc.
(b)
8.38% , 06/30/28 .................. 1,267 1,266,234
13.50% , ( 13.50 % Cash or 4.50 % PIK),
06/30/28
(e)
.................... 2,875 2,902,976
Tenet Healthcare Corp.
4.63% , 06/15/28 .................. 2,129 2,108,829
6.13% , 10/01/28
(c)
................. 5,276 5,279,998
24,836,143
Health Care REITs — 0.3%
Diversified Healthcare Trust, 4.75%, 02/15/28
(c)
1,549 1,521,061
Hotel & Resort REITs — 1.0%
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... 2,245 2,242,046
RHP Hotel Properties LP, 7.25%, 07/15/28
(b)
. 1,247 1,270,718
Service Properties Trust, 3.95%, 01/15/28 ... 1,248 1,210,027
4,722,791
Hotels, Restaurants & Leisure — 5.1%
1011778 BC ULC, 4.38%, 01/15/28
(b)
...... 2,375 2,344,233
Churchill Downs, Inc., 4.75%, 01/15/28
(b)
... 2,141 2,120,703
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Full House Resorts, Inc., 8.25%, 02/15/28
(b) (c)
. USD 1,390 $ 1,357,502
GPS Hospitality Operating Co. LLC, 11.00%,
03/05/31
(b)
..................... 63 56,998
Marriott Ownership Resorts, Inc., 4.75%,
01/15/28 ...................... 1,082 1,067,678
Melco Resorts Finance Ltd., 5.75%, 07/21/28
(b)
2,559 2,533,836
MGM Resorts International, 4.75%, 10/15/28 . 2,327 2,304,575
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 1,845 1,855,227
Six Flags Entertainment Corp., 6.50%, 10/01/28 875 875,483
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... 2,129 2,096,201
Studio City Finance Ltd., 6.50%, 01/15/28
(b) (c)
. 792 789,807
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 1,564 1,531,535
Wynn Macau Ltd., 5.63%, 08/26/28
(b)
...... 4,524 4,484,545
23,418,323
Household Durables — 3.5%
Adams Homes, Inc., 9.25%, 10/15/28
(b)
.... 2,082 2,143,590
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
1,675 1,707,570
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 2,080 2,135,314
M/I Homes, Inc., 4.95%, 02/01/28 ........ 1,464 1,451,453
Newell Brands, Inc., 8.50%, 06/01/28
(b)
..... 4,156 4,339,049
Shea Homes LP, 4.75%, 02/15/28 ........ 1,606 1,583,606
Taylor Morrison Communities, Inc., 5.75%,
01/15/28
(b)
..................... 1,319 1,332,179
TRI Pointe Homes, Inc., 5.70%, 06/15/28 ... 1,262 1,262,751
15,955,512
Household Products — 0.6%
Central Garden & Pet Co., 5.13%, 02/01/28 .. 934 932,425
Energizer Holdings, Inc., 4.75%, 06/15/28
(b)
.. 1,819 1,799,957
2,732,382
Independent Power and Renewable Electricity Producers — 0.8%
(b)
Atlantica Sustainable Infrastructure plc, 4.13%,
06/15/28 ...................... 982 963,920
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 2,831 2,794,933
3,758,853
Insurance — 0.9%
Alliant Holdings Intermediate LLC, 6.75%,
04/15/28
(b)
..................... 4,161 4,183,277
Interactive Media & Services — 0.3%
Cars.com, Inc., 6.38%, 11/01/28
(b)
........ 1,223 1,216,478
IT Services — 2.6%
(b)
Ahead DB Holdings LLC, 6.63%, 05/01/28 .. 911 909,315
Arches Buyer, Inc.
4.25% , 06/01/28
(c)
................. 3,154 3,055,792
6.13% , 12/01/28 .................. 1,689 1,655,186
Everforth, Inc., 4.63%, 05/15/28 ......... 1,826 1,748,560
ION Platform Finance US, Inc.
4.63% , 05/01/28 .................. 1,190 1,110,764
5.00% , 05/01/28 .................. 1,180 1,109,122
5.75% , 05/15/28 .................. 1,454 1,378,087
Virtusa Corp., 7.13%, 12/15/28
(c)
......... 1,236 1,010,719
11,977,545
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
................ 1,566 1,536,822
Machinery — 2.4%
ATS Corp., 4.13%, 12/15/28
(b) (c)
......... 1,065 1,036,427
Calderys Financing II LLC, 11.75%, (11.75%
Cash or 12.50% PIK), 06/01/28
(b) (e)
...... 1,000 1,020,544
Calderys Financing LLC, 11.25%, 06/01/28
(b)
. 2,074 2,147,175

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(b)
............... USD 1,544 $ 1,601,900
Titan International, Inc., 7.00%, 04/30/28
(c)
.. 1,180 1,177,520
Trinity Industries, Inc., 7.75%, 07/15/28
(b)
... 2,218 2,263,347
Wabash National Corp., 4.50%, 10/15/28
(b) (c)
. 1,975 1,841,990
11,088,903
Media — 8.1%
Clear Channel Outdoor Holdings, Inc., 7.75%,
04/15/28
(b)
..................... 2,574 2,577,736
CSC Holdings LLC
(b)
5.38% , 02/01/28 .................. 2,370 1,372,601
11.25% , 05/15/28 ................. 2,383 1,385,760
Discovery Communications LLC, 3.95%,
03/20/28 ...................... 3,575 3,512,755
DISH DBS Corp., 5.75%, 12/01/28
(b)
...... 4,966 4,786,950
GCI LLC, 4.75%, 10/15/28
(b)
........... 2,010 1,971,350
iHeartCommunications, Inc., 4.75%, 01/15/28
(b) (c)
841 791,947
Lamar Media Corp., 3.75%, 02/15/28 ...... 1,848 1,809,283
McGraw-Hill Education, Inc., 5.75%, 08/01/28
(b)
2,586 2,565,278
Nexstar Media, Inc., 4.75%, 11/01/28
(b)
..... 3,346 3,284,228
Paramount Global
3.38% , 02/15/28 .................. 1,498 1,462,458
3.70% , 06/01/28 .................. 1,812 1,760,382
Sirius XM Radio LLC, 4.00%, 07/15/28
(b)
.... 6,538 6,360,342
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 3,200 3,160,572
36,801,642
Metals & Mining — 0.9%
(b)
Constellium SE, 5.63%, 06/15/28 ........ 675 673,428
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28 25 26,294
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
.. 3,250 3,349,822
4,049,544
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
(b)(c)
Arbor Realty SR, Inc., 8.50%, 12/15/28 .... 1,359 1,308,929
Starwood Property Trust, Inc., 5.25%, 10/15/28 1,511 1,497,874
2,806,803
Office REITs — 0.5%
Brandywine Operating Partnership LP, 8.30%,
03/15/28
(d)
..................... 1,092 1,132,721
Hudson Pacific Properties LP, 5.95%, 02/15/28
(c)
1,119 1,108,444
2,241,165
Oil, Gas & Consumable Fuels — 5.8%
Antero Midstream Partners LP, 5.75%,
01/15/28
(b)
..................... 2,060 2,059,730
Buckeye Partners LP, 4.50%, 03/01/28
(b)
.... 1,514 1,495,550
Calumet Specialty Products Partners LP, 9.75%,
07/15/28
(b)
..................... 929 955,598
Hess Midstream Operations LP
(b)
5.88% , 03/01/28 .................. 2,686 2,701,186
5.13% , 06/15/28 .................. 1,800 1,792,099
Hilcorp Energy I LP, 6.25%, 11/01/28
(b)
..... 1,817 1,823,891
Kinetik Holdings LP, 6.63%, 12/15/28
(b)
..... 3,507 3,565,497
Martin Midstream Partners LP, 11.50%,
02/15/28
(b)
..................... 1,247 1,271,855
SM Energy Co.
8.38% , 07/01/28
(b) (c)
................ 1,641 1,676,230
6.50% , 07/15/28 .................. 1,268 1,270,342
Sunoco LP
5.88% , 03/15/28 .................. 1,273 1,273,488
7.00% , 09/15/28
(b)
................. 1,539 1,565,650
Tallgrass Energy Partners LP, 5.50%, 01/15/28
(b)
2,757 2,754,357
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TerraForm Power Operating LLC, 5.00%,
01/31/28
(b)
..................... USD 2,169 $ 2,147,448
26,352,921
Paper & Forest Products — 0.7%
(b)
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28 .... 859 849,471
Clearwater Paper Corp., 4.75%, 08/15/28 ... 907 806,936
Domtar Corp., 6.75%, 10/01/28 ......... 1,993 1,438,993
3,095,400
Passenger Airlines — 0.9%
(b)
American Airlines, Inc., 7.25%, 02/15/28 .... 2,379 2,399,952
VistaJet Malta Finance plc, 9.50%, 06/01/28
(c)
1,731 1,755,623
4,155,575
Personal Care Products — 0.5%
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
2,473 2,467,350
Pharmaceuticals — 3.4%
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 .................. 2,741 2,567,502
11.00% , 09/30/28 ................. 3,341 3,418,009
Elanco Animal Health, Inc., 6.40%, 08/28/28
(d)
2,452 2,507,927
Organon & Co., 4.13%, 04/30/28
(b)
....... 7,023 6,919,239
15,412,677
Professional Services — 0.4%
(b)
KBR, Inc., 4.75%, 09/30/28
(c)
........... 724 713,132
Science Applications International Corp., 4.88%,
04/01/28 ...................... 1,182 1,166,034
1,879,166
Real Estate Management & Development — 0.3%
Forestar Group, Inc., 5.00%, 03/01/28
(b)
.... 1,463 1,451,571
Semiconductors & Semiconductor Equipment — 0.7%
(b)
Entegris, Inc., 4.38%, 04/15/28 ......... 1,241 1,218,253
ON Semiconductor Corp., 3.88%, 09/01/28 .. 2,168 2,091,583
3,309,836
Software — 3.7%
(b)
Clarivate Science Holdings Corp., 3.88%,
07/01/28 ...................... 3,265 3,161,831
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28 ...................... 1,040 1,037,823
Fair Isaac Corp., 4.00%, 06/15/28 ........ 3,092 2,999,422
GoTo Group, Inc., 5.50%, 05/01/28 ....... 1,061 816,899
NCR Voyix Corp., 5.00%, 10/01/28
(c)
...... 2,057 1,991,925
Open Text Corp., 3.88%, 02/15/28 ....... 2,877 2,806,395
PTC, Inc., 4.00%, 02/15/28 ............ 1,522 1,487,765
Rackspace Finance LLC, 3.50%, 05/15/28 .. 250 221,344
Rocket Software, Inc., 9.00%, 11/28/28
(c)
... 2,557 2,530,653
17,054,057
Specialized REITs — 1.0%
Iron Mountain, Inc.
(b)
5.25% , 03/15/28 .................. 2,719 2,709,778
5.00% , 07/15/28 .................. 1,666 1,649,703
4,359,481
Specialty Retail — 1.6%
Advance Auto Parts, Inc., 5.95%, 03/09/28 .. 896 902,407
Asbury Automotive Group, Inc., 4.50%, 03/01/28 1,262 1,248,321
Bath & Body Works, Inc., 5.25%, 02/01/28
(c)
.. 1,366 1,365,216
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 2,747 2,650,767
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
1,177 1,166,017
7,332,728
Trading Companies & Distributors — 2.7%
EquipmentShare.com, Inc., 9.00%, 05/15/28
(b)
3,544 3,603,869
FTAI Aviation Investors LLC, 5.50%, 05/01/28
(b)
3,328 3,319,799

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc., 4.88%,
01/15/28 ...................... USD 5,453 $ 5,431,553
12,355,221
Wireless Telecommunication Services — 0.7%
Maya SAS, 7.00%, 10/15/28
(b)
.......... 3,046 3,053,861
Total Corporate Bonds — 98 .6%
(Cost: $ 453,238,462 ) .............................. 450,821,230
Total Long-Term Investments — 98.6%
(Cost: $ 453,312,905 ) .............................. 450,895,673
Shares
Shares
Short-Term Securities
Money Market Funds — 9.2%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(h)
.................. 26,803,144 26,811,185
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 15,057,856 15,057,856
Total Short-Term Securities — 9 .2%
(Cost: $ 41,866,399 ) ............................... 41,869,041
Total Investments — 107 .8%
(Cost: $ 495,179,304 ) .............................. 492,764,714
Liabilities in Excess of Other Assets — (7.8) % ............. (35,596,682)
Net Assets — 100.0% ...............................
$ 457,168,032
(a)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 22,275,367 $ 4,536,476
(a)
$ — $ — $ (658) $ 26,811,185 26,803,144 $ 110,691
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 8,309,042 6,748,814
(a)
— — — 15,057,856 15,057,856 260,141 —
$ — $ (658) $ 41,869,041 $ 370,832 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ — $ — $ 74,443 $ 74,443
Corporate Bonds ......................................... — 450,821,230 — 450,821,230
Short-Term Securities
Money Market Funds ...................................... 41,869,041 — — 41,869,041
$ 41,869,041 $ 450,821,230 $ 74,443 $ 492,764,714
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
PIK Payment-In-Kind
REIT Real Estate Investment Trust